Revenue - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 4,647,513	$ 667,573	¥ 2,561,229	¥ 873,219
IoT-enabled Smart Home Products
Disaggregation Of Revenue [Line Items]
Revenue	3,587,355		2,081,273	712,317
Consumable Products
Disaggregation Of Revenue [Line Items]
Revenue	265,844		141,940	87,500
Other Products
Disaggregation Of Revenue [Line Items]
Revenue	741,290		323,381	72,686
Total of Sales of Product
Disaggregation Of Revenue [Line Items]
Revenue	4,594,489		2,546,594	872,503
Rendering of Services
Disaggregation Of Revenue [Line Items]
Revenue	¥ 53,024		¥ 14,635	¥ 716